Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Transactions with Seanergy

Rights of First Refusal: Prior to the consummation of the Spin-Off, United entered into a Right of First Refusal Agreement with Seanergy. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any vessel sales by Seanergy. Upon a change of control of United or Seanergy occurring (as defined therein), such rights terminate immediately.

Management Agreements:

Master Management Agreement
United entered into a master management agreement with Seanergy for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management Corp. (“Seanergy Management”). In consideration of Seanergy providing such services (“service providers”), United pays a fixed administration fee of $0.3 per vessel per day to Seanergy. The initial term of the master management agreement with United expired on December 31, 2024, and, pursuant to its terms, has since been automatically extended for successive 12-month periods.  The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable. During the year ended December 31, 2025 and 2024, an amount of $219 and $4,411, respectively, related to payments for working capital purposes from Seanergy funds and is presented under “Cash flows from financing activities” in the consolidated statements of cash flows.
Technical Management Agreement
In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for the  Chrisea, Cretansea, Nisea, Synthesea (since February 4, 2025),   Gloriuship and Goodship (until the vessels’ sale). Pursuant to the management agreements, Seanergy Shipmanagement earns a fixed management fee of $14 per month for the above-mentioned vessels, except for the M/Vs Gloriuship and Goodship, for which the technical management agreements with Seanergy Shipmanagement were terminated following their sales (Note 5). As of December 31, 2025, four of Company’s vessels are under technical management agreement with Seanergy Shipmanagement for a fixed management fee of $14 per month. As of December 31, 2024, five of Company’s vessels were under technical management agreement with Seanergy Shipmanagement for a fixed management fee of $14 per month.
Commercial Management Agreement
United had entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023, except for the Epanastasea for which such agreement was in effect up until her sale to her new owners in August 2023. United was paying to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management also earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, United’s subsidiary, United Management Corp. (“United Management”) has entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including, inter alia, accounting services, voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United is paying to Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf (not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction).

The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying statement of operations:

	Year ended December 31,
Fees charged in relation to:	2025	2024	2023
Management services-Seanergy	811	935	760
Management services-Seanergy Shipmanagement	850	806	661
Management fees-related party	1,661	1,741	1,421

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	Year ended December 31,
Fees charged in relation to:	2025	2024	2023
Commercial services (1)	288	351	329
Purchase of vessel services (2)	-	285	1,073
Sale of vessel services (3)	505	202	375
Total	793	838	1,777

(1)	included in “Vessel revenue, net” (Note 13) in the accompanying statement of operations
(2)	presented in “Right-of-use assets” (Note 6) and “Vessels, net” (Note 5)
(3)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying statement of operations

The below table presents the analysis of  “Due to Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2025	December 31, 2024
Balance due to Seanergy	6,299	5,597
Balance due to Seanergy Shipmanagement	1,582	1,004
Balance due to Seanergy Management	1,605	670
Due to Related Parties	9,486	7,271

The below table presents the analysis of  “Due from Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2025	December 31, 2024
Balance due from Seanergy Management	386	-
Due from Related Parties	386	-

On April 7, 2025, the Compensation Committee of the Company granted 75,000 shares to certain employees of the Company’s service providers (Note 16).

On March 27, 2024, the Compensation Committee of the Company granted 65,000 shares to certain employees of the Company’s service providers (Note 16).

Short-term loan facility:

On April 25, 2025, United entered into an agreement with Seanergy to receive a short-term loan facility of $2,000  for working capital purposes. The facility bore interest of 10.00% per annum and was fully repaid on June 17, 2025, shortly after the completion of the sale of the Gloriuship (Note 5). The resulting interest and finance costs from this facility was $48 and are presented in “Interest and finance costs-related party” in the accompanying consolidated statement of operations.